Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill	12 Months Ended
Dec. 31, 2023
Disclosure of impairment of assets [Abstract]
Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill	Carrying values of vessels, vessels under construction, right of use assets for vessels and goodwill
At each balance sheet date, we review the carrying amounts of our goodwill, vessels and related drydock costs to determine if there is any indication that these amounts have suffered an impairment loss. If such indication exists, the recoverable amount of the vessels and related drydock costs is estimated in order to determine the extent of the impairment loss (if any). Recoverable amount is the higher of fair value less costs to sell and value in use. As part of this evaluation, we consider both internal and external indicators of potential impairment, in accordance with IAS 36. Indicators of possible impairment may include, but are not limited to, comparing the carrying amount of net assets to market capitalization, changes in interest rates, changes in the technological, market, economic, or legal environments in which we operate, changes in forecasted charter rates, and movements in external broker valuations. We also assess whether any evidence suggests the obsolescence or physical damage of our assets, whether we have any plans to dispose of an asset before the end of its estimated useful life, and whether any evidence suggests that the economic performance of an asset was, or may become, worse than expected.
At December 31, 2023, we reviewed the carrying amount of our vessels to determine if there was an indication that these assets had suffered an impairment. First, we assessed the fair value less the cost to sell of our vessels taking into consideration vessel valuations from independent ship brokers. We then compared the fair value less selling costs to each vessel’s carrying value and, if the carrying value exceeded the vessel’s fair value less selling costs, an indicator of impairment existed.
At December 31, 2023, our operating fleet consisted of 111 owned or sale and leaseback vessels. All of the vessels in our operating fleet had fair values less selling costs greater than their carrying amount at this date. We also considered external factors as part of this assessment as the markets in which we operate continued to experience significant strength during the year ended December 31, 2023. This strength is evidenced by, among other things:
•The continued upward trajectory in second-hand vessel values from the elevated levels reached in 2022;
•The spot market TCE rates that our vessels earned during the year (both in and out of the Scorpio pools), which were near record highs, and were a reflection of the supply and demand imbalance for product tankers;
•The continued strength of charter rates provides an indication of strong future cash flows;
•The operating cash flows that we generated during the year ended December 31, 2023.
It is on this basis that we determined that there were no indications of impairment on any of our vessels as of December 31, 2023.
Impairment testing at December 31, 2022
At December 31, 2022, we reviewed the carrying amount of our vessels and right of use assets for vessels to determine if there was an indication that these assets had suffered an impairment. First, we assessed the fair value less the cost to sell of our vessels taking into consideration vessel valuations from independent ship brokers. We then compared the fair value less selling costs to each vessel’s carrying value and, if the carrying value exceeded the vessel’s fair value less selling costs, an indicator of impairment existed.
At December 31, 2022, our operating fleet consisted of 113 owned, sale and leaseback, or right of use vessels ("ROU vessels"). All of the vessels in our operating fleet had fair values less selling costs greater than their carrying amount at this date. As such, we determined that there were no indications of impairment on any of our vessels as of December 31, 2022.
We also considered external factors as part of this assessment as the markets in which we operate experienced significant strength during the year ended December 31, 2022. In addition to the increase in the fair value of second-hand product tankers, the strength in the market was also apparent by reference to:
•The spot market TCE rates that our vessels earned during the year (both in and out of the Scorpio pools), which averaged record highs;
•The time charter market for long-term fixtures, which also averaged record highs (with particular reference to the time charters that we entered into in 2022 as described in Note 16).
Our operating results for the year ended December 31, 2022 are a reflection of these market conditions, with revenues, operating cash flows, and net income significantly exceeding all-time company highs.
Reversal of previously recorded impairment
At December 31, 2020 an impairment charge of $14.2 million was recorded on 13 MR vessels by reference to their value in use. At December 31, 2022, we evaluated whether this impairment should be reversed pursuant to the principles set forth under IAS 36, Impairment of assets. Given the external factors noted above, we concluded that there were indicators that the recoverable amount of these 13 vessels should be estimated again.
When assessing a potential reversal of a previously recorded impairment under IAS 36, we are required to recalculate the carrying value of each of the 13 previously impaired vessels as if no impairment were recorded, and then compare this recalculated carrying value to each vessel’s recoverable amount at December 31, 2022. In all instances, the recoverable amount as determined by fair value less estimated costs to sell, taking into consideration vessel valuations from independent ship brokers (a Level 2 measure of fair value), significantly exceeded the recalculated carrying value. As such, we determined that the previous impairment, less the depreciation that would have been recorded had the impairment not been recorded, should be reversed. This resulted in the reversal of the previously recorded impairment of $12.7 million.
The reversal of the previously recorded impairment was not triggered by the passage of time as there has been a significant improvement in market conditions during 2022 that was not forecasted in our previous value in use calculations. We also do not believe that this reversal is an indication that each vessel’s useful life, depreciation method, or residual value should be changed. This is on the basis that all 13 vessels were approximately 10 years of age or younger, and we continue to believe 25 years is a reasonable estimate of each vessel's useful life. In accordance with our accounting policy, we update the residual value of our vessels annually (in the period of change and in future periods) to incorporate the most recent scrap values. We therefore believe that this policy reflects the most recently available information.
Goodwill
Goodwill arising from our September 2017 acquisition of Navig8 Product Tankers Inc. has been allocated to the cash generating units within each of the respective operating segments that are expected to benefit from the synergies of this transaction (LR2s and LR1s). The carrying value of the goodwill allocated to the LR2 segment was $8.2 million at both December 31, 2023 and 2022. Goodwill is not amortized and is tested annually (or more frequently, if impairment indicators arise) by comparing the aggregate carrying amount of the cash generating units in each respective operating segment, plus the allocated goodwill, to their recoverable amounts. We used the fair value less cost to sell to determine recoverable amount, by taking into consideration vessel valuations from independent ship brokers for each vessel within each segment.
This test was performed in connection with the assessment of the carrying amount of our vessels and related drydock costs at December 31, 2023 and 2022, and an impairment charge was not recorded.
Capitalized interest
In accordance with IAS 23 “Borrowing Costs,” applicable interest costs are capitalized during the period that ballast water treatment systems and scrubbers for our vessels are constructed and installed. For the year ended December 31, 2022, we capitalized interest expense for the respective vessels of $0.2 million. There was minimal capitalized interest expense for the year ended December 31, 2023. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was 0.1% for the year ended December 31, 2022. We cease capitalizing interest when the vessels reach the location and condition necessary to operate in the manner intended by management.
There were no vessels under construction during the years ended December 31, 2023 and December 31, 2022.